SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Stock Options Outstanding, Balance	31,890,289	61,500,355	61,500,355	81,072,855
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 0.13	$ 0.15	$ 0.15	$ 0.18
Number of Stock Options, Issued	5,350,000	3,390,000	3,390,000	23,165,000
Weighted-Average Exercise Price, Issued	$ 0.15	$ 0.12	$ 0.12	$ 0.12
Number of Stock Options Outstanding, Balance	37,240,289	31,890,289	31,890,289	61,500,355
Weighted-average exercise price, outstanding, Balance	$ 0.13	$ 0.13	$ 0.13	$ 0.15
Number of Stock Options, Expired / cancelled		(33,000,066)	(33,000,066)	(42,737,500)
Weighted-Average Exercise Price, Expired / cancelled		$ 0.15	$ 0.15	$ 0.20